Concentration, risks, and uncertainties	12 Months Ended
Dec. 31, 2024
Risks and Uncertainties [Abstract]
Concentration, risks, and uncertainties

Note 16 – Concentration, risks, and uncertainties

a)	Concentration of credit risk

Financial instruments that potentially subject the Company to concentration of credit risk are cash and cash equivalents, and accounts receivable arising from its normal business activities.

The Company is exposed to credit risks associated with deposits held in financial institutions. The aggregate deposit amounts in financial institutions exceeding the insurance limits set by local authorities which may be at risk in the event of a financial institution default. The Company regularly assesses and monitors credit risks associated with its deposit accounts and takes appropriate measures to mitigate potential losses.

The Company evaluates customer creditworthiness and maintains an allowance for expected credit losses. While the Company believes its allowance adequately covers estimated credit risks, certain long-outstanding receivables present heightened collection risks that may exceed the current allowance. The Company routinely assesses the financial strength of its customer and, based upon factors surrounding the credit risk, establishes an allowance, if required, for uncollectible accounts and, consequently, believes that its accounts receivable credit risk exposure beyond such allowance is limited. However, prolonged delinquencies could result in additional allowances or write-offs in future periods.

b)	Foreign currency exchange rate risk

The functional currencies of the Company are RM and SGD, respectively. The Company’s exposure to foreign currency exchange rate risk primarily relates to cash and cash equivalents, accounts receivable and accounts payable. Any significant fluctuation of the functional currencies against U.S. dollars may materially and adversely affect the Company’s cash flows, revenues, earnings and financial positions.

c)	Liquidity risk

The Company is exposed to liquidity risk, which is the risk that it may encounter difficulties in meeting its financial obligations as they become due. The Company manages this risk by maintaining adequate levels of cash and cash equivalents, monitoring cash flows, and maintaining access to financing sources.

As of December 31, 2024, the Company had net working capital deficit of $12,536,735. Despite this, the Company believes that it can meet all its financial obligations as they become due in the foreseeable future. This conclusion is based on a detailed assessment of the Company’s financial position, forecast, and plans up to the date of approval of these financial statements.

Key considerations in this assessment include:

●	The Company’s high utilization rate of trade facilities and good payment track record suggest that trade facilities amounting to approximately $79,268,515 and supplier purchasing limits of $7,016,806 will be available for the next 12 months.
●	As of December 31, 2024, the Company had balances of available trade facilities amounting to $10,106,135 to support its operational needs.

Prior to the initial public offering on April 21, 2025, the Company’s principal sources of liquidity to finance its operating activities were from the working capital, trade financing from financial institutions, suppliers credit financing and cash generated from business operation.

On April 22, 2025, the Company consummated its initial public offering on the NYSE American. In this offering, 3,100,000 ordinary shares were issued at a price of $3.25 per share. In addition, the Company entered into an underwriting agreement with the underwriter on April 21, 2025, which granted the underwriter a 45-day option to purchase up to an additional 465,000 ordinary shares at the public offering price of $3.25 per share to cover any over-allotment. Subsequently, on April 22, 2025, the underwriter exercised the over-allotment option in full, purchasing an additional 465,000 ordinary shares at the public offering price of $3.25 per share. The initial public offering closed on April 22, 2025 and the exercise of the over-allotment option closed on April 24, 2025, with gross proceeds totaling $11,586,250, before deducting underwriting discounts and offering expenses.

The Company believes that its existing cash resources, anticipated cashflow from operations, anticipated cash raised from financings together with net proceeds from pre-IPO investors and this public offering will be sufficient to meet and fund its anticipated operation working capital and capital expansion requirements for the next 12 months from the date of this annual report.

The amount of proceeds to be utilized for its operation and expansion plans will also depend on the amount of cash generated from its operation and strategic decisions it may make that could alter its expansion plans and the amount of funding required for such plans.

Nevertheless, the Company can increase its cash reserves and enhance its liquidity position for future expansion plans through possible additional capital raising by both the Group and its ultimate holding company through issuing additional equity or debt securities or credit facilities from financial institutions. Such issuance of additional equity in the Company would result in a dilution to its shareholders, while incurrence of indebtedness would increase fixed obligations and bring along operating covenants that would restrict its operations.

TMD Energy Limited

Notes to Consolidated Financial Statements

For the Years Ended December 31, 2024, 2023 and 2022

Note 16 – Concentration, risks, and uncertainties (Continued)

As at December 31, 2024, the Company’s cash and cash equivalents were approximately $16,069,851, comprising primarily in cash and cash equivalent.

d)	Environment risk

The Company is subject to numerous local and international environmental laws and regulations as its operation involved the risks of fuel spillage or seepage, environmental damage and hazardous waste disposal which subsequently could result in substantial claims, fines or penalties that will have a material adverse effect on our business and operating results. To mitigate any possible environmental and financial impact, the Company implements stringent standard operating procedures and policies throughout its bunkering and vessel operations.

e)	Concentration risk

Customers

For the year ended December 31, 2024, Customer A, Customer B, Customer C and Customer D accounted for 92.43%, 1.42%, 1.03% and 0.86% of the Company’s revenues, respectively. As December 31, 2024, these customers accounted for 13%, 23%, 32% and 30% of the Company’s accounts receivable, respectively.

For the year ended December 31, 2023, Customer A and Customer C accounted for 92.66%, and 1.66% of the Company’s revenues, respectively. As December 31, 2023, these customers accounted for 44% and 36% of the Company’s accounts receivable, respectively.

For the years ended December 31, 2022, Customer A and Customer E accounted for 91.28% and 1.26% of the Company’s revenues, respectively. As December 31, 2022, these customers accounted for 55% and 10% of the Company’s accounts receivable, respectively.

Suppliers

For the year ended December 31, 2024, Supplier A and Supplier B accounted for 79.59% and 2.56% of the Company’s total cost of revenues, respectively. As December 31, 2024, these suppliers accounted for 39% and 38% of the Company’s accounts payable, respectively.

For the year ended December 31, 2023, Supplier A and Supplier B accounted for 46.01% and 36.26% of the Company’s total cost of revenues, respectively. As December 31, 2023, these suppliers accounted for 0% and 95% of the Company’s accounts payable, respectively.

For the fiscal years ended December 31, 2022, Supplier A and Supplier B accounted for 26.60% and 52.63% of the Company’s cost of revenues, respectively. As December 31, 2022, these suppliers accounted for 0% and 98% of the Company’s accounts payable, respectively.